DEBT - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Oct. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Percentage of senior notes principal amount which may be redeemed at our option				100.00%
Minimum level of net worth required				$ 9,000,000,000
Actual net worth				10,685,000,000	$ 10,346,000,000		$ 9,646,000,000	$ 9,316,000,000
Uncommitted incremental loan facility				250,000,000
Borrowings outstanding under credit agreement				0
Outstanding letters of credit				0
Remaining borrowing capacity				1,000,000,000
Prior Credit Agreement
Debt Instrument [Line Items]
Revolving credit agreement term, in years			5 years
Maximum borrowing capacity			$ 1,000,000,000.0
Senior Notes
Debt Instrument [Line Items]
Net proceeds from debt		$ 1,730,000,000
Reduction in unamortized value adjustment of senior notes				$ 23,000,000	$ 28,000,000	$ 103,000,000
Senior Notes | $500 million, 6.45% due June 1, 2016
Debt Instrument [Line Items]
Debt redemption price, percentage	100.00%
Early redemption of debt, amount	$ 560,000,000
Loss on extinguishment of debt	37,000,000
Debt instrument, stated interest rate				6.45%
Reduction in unamortized value adjustment of senior notes	12,000,000
Principal amount redeemed	$ 500,000,000
Senior Notes | $500 million, 7.20% due June 15, 2018
Debt Instrument [Line Items]
Senior notes				$ 500,000,000
Debt instrument, stated interest rate				7.20%
Senior Notes | $250 million, 8.15% due June 15, 2038
Debt Instrument [Line Items]
Senior notes				$ 250,000,000
Debt instrument, stated interest rate				8.15%
Senior Notes | $300 million, 6.30% due August 1, 2018
Debt Instrument [Line Items]
Senior notes				$ 300,000,000
Debt instrument, stated interest rate				6.30%
Revolving Credit Facility | Line of Credit | Credit Agreement
Debt Instrument [Line Items]
Maximum leverage ratios for new credit agreement				3.0
Actual net worth				$ 10,700,000,000
Actual leverage ratio				1.4
Revolving Credit Facility | Line of Credit | LIBOR | Credit Agreement
Debt Instrument [Line Items]
Basis points spread over LIBOR				1.00%
Facility fee that is dependent upon credit rating, basis points				0.125%
Revolving Credit Facility | Line of Credit | LIBOR | Credit Agreement | Minimum
Debt Instrument [Line Items]
Basis points spread over LIBOR				0.90%
Facility fee that is dependent upon credit rating, basis points				0.10%
Revolving Credit Facility | Line of Credit | LIBOR | Credit Agreement | Maximum
Debt Instrument [Line Items]
Basis points spread over LIBOR				1.50%
Facility fee that is dependent upon credit rating, basis points				25.00%